Note 13 - Mortgage Warehouse Credit Facilities	12 Months Ended
Dec. 31, 2024
Warehouse Credit Facilities [Member]
Notes to Financial Statements
Debt Disclosure [Text Block]

13.         Mortgage warehouse credit facilities

The following table summarizes the Company’s mortgage warehouse credit facilities:

		December 31, 2024		December 31, 2023
	Current	Maximum	Carrying	Maximum	Carrying
	Maturity	Capacity	Value	Capacity	Value
Facility A - SOFR plus 1.40%	October 16, 2025	$275,000	$72,642	$275,000	$168,780
Facility B - SOFR plus 1.45% (1)	On demand	125,000	-	125,000	-
		$400,000	$72,642	$400,000	$168,780
(1) SOFR in Facility B has a floor of 0.25%

Colliers Mortgage LLC (“Colliers Mortgage”) has warehouse credit facilities which are used exclusively for the purpose of funding warehouse mortgages receivable. The mortgage warehouse credit facilities are recourse only to Colliers Mortgage, are revolving and are secured by warehouse mortgages financed on the facilities.

On October 17, 2024, the Company amended the financing agreement for Facility A to extend the maturity date to October 16, 2025.